INCOME TAXES	12 Months Ended
Dec. 31, 2021
INCOME TAXES
INCOME TAXES

21.     INCOME TAXES

(a)     Income tax expense

	2021	2020
Current expense:
Income tax	$39	$3,647
	39	3,647
Deferred tax expense (recovery):
Income tax	—	144
	—	144
Income tax expense	$39	$3,791

The reconciliation of income taxes calculated at the Canadian statutory tax rate to the income tax expense shown in these consolidated financial statements is as follows:

	2021	2020
Net income (loss) before tax	$(42,202)	$4,125
Canadian statutory income tax rate	27%	27%
Anticipated income tax at statutory rate	$(11,395)	$1,115
Permanent differences	3,941	(2,084)
Differences between Canadian and foreign tax rates	(4,055)	3,144
Change in estimate	951	1,668
Impact of foreign exchange on local currencies	754	2,739
Change in deferred tax assets not recognized	10,275	(2,451)
Other items	(432)	(340)
Income tax expense	$39	$3,791
Effective tax rate	0%	92%

(b)     Deferred income tax assets and liabilities

The significant components of deferred tax assets and liabilities are:

	December 31,	December 31,
	2021	2020
Deferred income tax liabilities	(2,337)	(2,488)
Deferred withholding tax liabilities	(2,199)	(2,194)
Total deferred income tax liabilities	(4,536)	(4,682)

(c)   The following temporary differences and tax losses give rise to deferred income tax assets and liabilities:

	December 31,	December 31,
	2021	2020
Tax losses carried forward	$17,567	$18,968
Withholding tax liability	(2,199)	(2,194)
Mineral properties, plant and equipment	(19,684)	(20,298)
Other taxable temporary differences	(220)	(1,158)
Net deferred income tax liabilities	$(4,536)	$(4,682)

Losses expire as follows:

		2021		2020
Type of losses	Country	Expiry dates	Amount	Expiry dates	Amount
Non-capital losses	Canada	2026 to 2041	$32,800	2026 to 2040	$29,730
	Mexico	2023 to 2031	$31,950	2023 to 2030	$24,870
	Brazil	indefinite	$93,027	indefinite	$79,382
	Peru	indefinite	$73,464	indefinite	$73,491

(d)     Unrecognized deferred tax assets:

The Company recognizes tax benefits on losses or other deductible amounts where it is probable the deferred tax assets will be realized. The Company’s unrecognized deductible temporary differences and unused tax losses for which no deferred tax assets are recognized consist of the following amounts:

	December 31,	December 31,
	2021	2020
Tax losses carried forward	$240,705	$217,342
Mineral properties, plant and equipment	51,938	45,429
Other deductible temporary differences	91,413	105,725
Unrecognized temporary differences	$384,056	$368,496